Leases - Schedule of Operating Lease Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Lease, Cost [Abstract]
Operating lease cost	$ 11,931	$ 11,515
Short-term lease cost	237	872
Variable lease cost	704	379
Total operating lease cost	$ 12,872	$ 12,766